Others - Credit and liquidity risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Less than 1 year | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	$ 8,144	$ 9,371
Less than 1 year | Lease liabilities
Financial instruments
Non-derivative financial liabilities	433	255
Between 2-5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	3,451	3,207
Between 2-5 years | Lease liabilities
Financial instruments
Non-derivative financial liabilities	464	89
Between 2-5 years | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities	25	25
Liquidity risk
Financial instruments
Money market position	$ 195,843	$ 191,077